The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2020
(Unaudited)
	Shares		Value
Common Stocks - 101.5%
Capital Goods - 4.4%
Dover Corp.	2,000		$205,860
Fortive Corp.	5,000		350,950
HEICO Corp.	6,343		609,689
Hubbell, Inc.	2,500		337,425
Huntington Ingalls Industries, Inc.	1,000		173,710
IDEX Corp.	2,500		412,050
Lennox International, Inc.	1,300		348,582
Masco Corp.	11,000		628,760
Nordson Corp.	2,000		387,260
Rockwell Automation, Inc.	1,700		370,838
Virgin Galactic Holdings, Inc. (a)	12,500		280,625
			4,105,749
Commercial & Professional Services - 8.3%
Cintas Corp.	3,000		905,610
Copart, Inc. (a)	7,000		652,750
CoStar Group, Inc. (a)	1,000		849,760
Equifax, Inc.	2,500		406,400
Exponent, Inc.	5,000		420,300
IHS Markit Ltd. (b)	8,000		645,840
TransUnion	8,500		761,345
UniFirst Corp.	3,800		708,624
Verisk Analytics, Inc.	7,000		1,320,970
Waste Connections, Inc. (b)	9,500		972,515
			7,644,114
Consumer Durables & Apparel - 0.4%
Lululemon Athletica, Inc. (a)	1,200		390,708
Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	4,500		482,580
Restaurant Brands International LP	37		2,105
Shake Shack, Inc. - Class A (a)	7,500		364,125
			848,810
Diversified Financials - 3.6%
Apollo Global Management, Inc.	5,500		270,050
MarketAxess Holdings, Inc.	1,250		645,875
MSCI, Inc.	2,000		751,960
S&P Global, Inc.	2,500		875,625
Tradeweb Markets, Inc. - Class A	14,000		756,980
			3,300,490
Health Care Equipment & Services - 9.1%
DexCom, Inc. (a)	7,000		3,048,780
IDEXX Laboratories, Inc. (a)	2,800		1,113,700
Insulet Corp. (a)	6,000		1,220,160
Intuitive Surgical, Inc. (a)	650		445,536
Masimo Corp. (a)	1,500		330,180
Tandem Diabetes Care, Inc. (a)	4,500		470,070
Teladoc Health, Inc. (a)	1,200		285,156
Veeva Systems, Inc. - Class A (a)	5,500		1,455,135
			8,368,717
Media & Entertainment - 1.5%
Pinterest, Inc. - Class A (a)	27,000		925,830
Roku, Inc. (a)	1,500		232,335
ZoomInfo Technologies, Inc. - Class A (a)	6,000		245,220
			1,403,385
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
ACADIA Pharmaceuticals, Inc. (a)	13,000		540,410
Acceleron Pharma, Inc. (a)	2,000		198,340
Agios Pharmaceuticals, Inc. (a)	3,000		135,960
Alnylam Pharmaceuticals, Inc. (a)	3,000		437,280
Axsome Therapeutics, Inc. (a)	2,500		178,325
Bio-Techne Corp.	1,200		330,192
Charles River Laboratories International, Inc. (a)	2,400		477,576
Esperion Therapeutics, Inc. (a)	5,500		206,965
Galapagos NV (a)(b)	5,500		1,021,050
Genmab A/S (a)(b)	3,000		1,024,566
Iovance Biotherapeutics, Inc. (a)	35,000		1,017,450
Mirati Therapeutics, Inc. (a)	2,000		242,620
MyoKardia, Inc. (a)	11,000		991,430
Neurocrine Biosciences, Inc. (a)	7,500		902,700
Pacira BioSciences, Inc. (a)	5,000		263,050
Reata Pharmaceuticals, Inc. (a)	4,000		590,800
Seattle Genetics, Inc. (a)	2,500		415,675
			8,974,389
Retailing - 1.7%
Pool Corp.	2,750		870,925
RH (a)	2,500		718,575
			1,589,500
Software & Services - 61.2%
Adobe, Inc. (a)	4,500		1,999,440
ANSYS, Inc. (a)	1,500		465,900
Aspen Technology, Inc. (a)	2,000		194,520
Atlassian Corp. PLC - Class A (a)(b)	3,500		618,275
Avalara, Inc. (a)	5,000		672,250
Booz Allen Hamilton Holding Corp.	6,500		531,440
Broadridge Financial Solutions, Inc.	4,000		537,360
Cadence Design Systems, Inc. (a)	5,000		546,250
Coupa Software, Inc. (a)	15,500		4,749,975
EPAM Systems, Inc. (a)	2,000		580,160
Euronet Worldwide, Inc. (a)	2,500		240,350
Fair Isaac Corp. (a)	1,500		658,785
Fastly, Inc. - Class A (a)	5,000		482,450
Fidelity National Information Services, Inc.	14,986		2,192,602
Fiserv, Inc. (a)	17,075		1,703,914
FleetCor Technologies, Inc. (a)	1,200		310,284
Fortinet, Inc. (a)	4,500		622,350
Global Payments, Inc.	14,031		2,497,798
MongoDB, Inc. (a)	2,500		572,700
Okta, Inc. (a)	21,000		4,640,580
Paycom Software, Inc. (a)	10,500		2,985,885
Paylocity Holding Corp. (a)	22,500		2,997,000
Proofpoint, Inc. (a)	2,000		231,340
ServiceNow, Inc. (a)	17,000		7,466,400
Shopify, Inc. - Class A (a)(b)	8,500		8,704,000
Splunk, Inc. (a)	9,000		1,888,380
Twilio, Inc. - Class A (a)	9,500		2,635,490
Tyler Technologies, Inc. (a)	1,000		357,250
Workday, Inc. - Class A (a)	17,000		3,075,640
Zendesk, Inc. (a)	16,000		1,458,400
			56,617,168
Technology Hardware & Equipment - 0.7%
PAR Technology Corp. (a)	20,000		615,200
Total Common Stocks (Cost $40,433,463)			93,858,230

Purchased Call Option - 0.3%	Contracts	Notional Amount
Media & Entertainment - 0.3%
Pinterest, Inc. - Class A
Expiration: August 2020, Exercise Price $26.00 (a)	300	$ 780,000	250,500
Total Purchased Call Option (Cost $70,043)			250,500

Short-Term Investment - 0.0%	Shares
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.076% (c)	88		88
Total Short-Term Investment (Cost $88)			88

Total Investments (Cost $40,503,594) - 101.8%			94,108,818
Liabilities in Excess of Other Assets - (1.8)%			(1,670,369)
Total Net Assets - 100.0%			$92,438,449

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Belgium 1.1%; Bermuda 0.7%; Canada 10.5%; Denmark 1.1%; United Kingdom 0.7%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.